Accounting changes	12 Months Ended
Dec. 31, 2025
Accounting Changes
Accounting changes

Note 4    Accounting changes

As of December 31, 2025, there have been no changes in the accounting principles or significant changes in accounting estimates compared with the previous year that have affected these Consolidated Financial Statements, except for the amendments to IAS 21 - Lack of exchageability. The amendments were applied to the subsidiaries in Argentina and Bolivia. See Note 2 - Initial adoption of IAS 21 - Lack of exchangeability.